Debt (Tables)	12 Months Ended
Sep. 30, 2014
Debt
Schedule of debt

	September 30, 2014	September 30, 2013
	(in millions)
Unsecured term credit agreement	$712.5	$750.0
Unsecured senior notes	263.9	260.2
Unsecured revolving credit facility	—	114.7
Other debt	27.6	48.4

Total debt	1,004.0	1,173.3
Less: Current portion of debt and short-term borrowings	(64.4)	(84.3)

Long-term debt, less current portion	$939.6	$1,089.0

Schedule of maturities of debt	The following table presents, in millions, scheduled maturities of our debt as of September 30, 2014:
Fiscal Year
2015	$64.4
2016	38.0
2017	37.7
2018	600.0
2019	—
Thereafter	263.9

Total	$1,004.0